Short-term bank loans	12 Months Ended
Dec. 31, 2019
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term bank loans

Note 12 – Short-term bank loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2019	2018

Loan payable to Bank of China Lishui Branch	$4,132,808	$4,808,314
Loan payable to SPD Bank Lishui Branch	2,728,400	2,874,700
Total	$6,861,208	$7,683,014

On February 26, 2019, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $1,436,000 (RMB 10 million) for one year with annual interest rate of 4.35%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by two properties owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in January 2020.

On March 18, 2019, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,696,808 (RMB 18.78 million) for one year with annual interest rate of 6.05%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.7 million (RMB25,960,000). The loan was also guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and Lishui Jiuanju Trading Co., Ltd., the president of which was also the present CEO and previous COO of the Company. The loan was fully repaid upon maturity in January 2020.

On November 4, 2019, Tantech Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank (Lishui Branch) to borrow $2,728,400 (RMB 19 million) with fixed annual interest rate of 5.22% and mature date of April 30, 2020. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.2 million (RMB29,250,000). The loan was fully repaid upon maturity in April 2020.

As of December 31, 2019, total bank loans payable amounted to $6,861,208.

On August 16, 2018 and August 20, 2018, Tantech Bamboo entered into two short-term loan agreements with Bank of China (Lishui Branch) to borrow $1,513,000 (RMB 10 million) and $1,328,414 (RMB 8.78 million) for seven months with a fixed annual interest rate of 6.01% and 6.06%, respectively. The purpose of the loans was to fund working capital needs. The loans were collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.9 million (RMB25,570,000) as of December 31, 2018. These two loans were also guaranteed by two individual related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang. In addition, loan principal of $1,513,000 (RMB 10 million) was further guaranteed by a related party, Lishui Jiuanju Trading Co., Ltd., the president of which was also the present CEO and previous COO of the Company. These two loans were fully repaid upon maturity in March 2019.

On August 1, 2018, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $1,966,900 (RMB 13 million) for seven months with a fixed annual interest rate of 6.1%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by a property owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in February 2019.

On November 23, 2018, Tantech Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank (Lishui Branch) to borrow $2,874,700 (RMB 19 million) for a year with fixed annual interest rate of 6.96%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.4 million (RMB29,250,000) as of December 31, 2018. The loan was also guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. This loan was fully repaid upon maturity in November 2019.

As of December 31, 2018, total bank loans payable amounted to $7,683,014.

For the years ended December 31, 2019, 2018 and 2017, the interest expense related to bank loans was $421,646,  $378,857 and $479,358, respectively.